Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Borrowing amount of related party	$ 907,135	$ 241,822
Repayments to related parties	$ 517,670	$ 594,887